Cover Page	12 Months Ended
Mar. 31, 2023 shares
Document information [line items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	TATA MOTORS LTD/FI
Entity Central Index Key	0000926042
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address Country	IN
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	001-32294
Entity Incorporation, State or Country Code	K7
Entity Address, Address Line One	Bombay House
Entity Address, Address Line Two	24, Homi Mody Street
Entity Address, City or Town	Mumbai
Entity Address, Postal Zip Code	400 001
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Assurance and Consulting Services LLP
Auditor Firm ID	2115
Auditor Location	Mumbai, India
Business Contact [Member]
Document information [line items]
Entity Address Country	IN
Entity Address, Address Line One	Bombay House
Entity Address, Address Line Two	24, Homi Mody Street
Entity Address, City or Town	Mumbai
Entity Address, Postal Zip Code	400 001
City Area Code	22
Contact Personnel Name	Maloy Kumar Gupta
Contact Personnel Email Address	maloy.gupta@tatamotors.com
Local Phone Number	6665 7219
Ordinary shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	3,321,344,325
'A' Ordinary shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	508,502,896